Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Oct. 31, 2018
Computers [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	30%
Office equipment [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	30%